RECOVERABLE VALUE OF LONG-TERM ASSETS - CGUs that do not present a provision for impairment (Details)	Dec. 31, 2022
RECOVERABLE VALUE OF LONG-TERM ASSETS
Sensitivity, increase in discount rate	10.00%
Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
Sensitivity, increase in discount rate	5.00%